Note 4 - Inventory and Work in Process (Details) - Inventory	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Hardware and Software Held for Resale [Member] USD ($)	Dec. 31, 2014 Hardware and Software Held for Resale [Member] CNY	Dec. 31, 2013 Hardware and Software Held for Resale [Member] CNY
Inventory [Line Items]
Work in process	$ 2,706,819	16,794,736		22,160,859
Purchased hardware and software held for resale							341,932	2,121,550	1,155,093
Inventory provision	(702,074)	(4,356,091)	(550,490)	(3,415,570)	(2,467,133)	(4,507,846)
Total inventories, net	$ 2,346,677	14,560,195		19,900,382